Share-Based Payments Reserves	12 Months Ended
Dec. 31, 2025
Share-Based Payments Reserves [Abstract]
Share-based payments reserves
22.	Share-based payments reserves

Stock options, DSUs, RSUs, PSUs, and Warrants

	Options			DSU		RSUs and PSUs		Warrants
	Number of Options	Weighted average exercise price (CAD)	Value of options	Number of DSU	Value of DSU	Number of RSUs and PSUs	Value of RSU	Number of warrants	Weighted average exercise price (CAD)	Value of warrants	Total Value
December 31, 2023	23,405,000	$0.72	13,242,820	9,644,286	$5,943,892	-	$-	45,868,426	$0.30	$2,075,965	$21,262,677
Granted	9,461,187	1.82	5,600,819	10,914,007	7,423,790	-	-	-	-	-	13,024,609
Exercised	(3,912,405)	0.28	(1,138,528)	(6,432,281)	(4,517,142)	-	-	(22,737,789)	0.06	(1,347,414)	(7,003,084)
Expired / cancelled	(700,000)	2.08	(800,683)	(1,000,000)	(82,095)	-	-	(5,637)	0.30	(418)	(883,196)
December 31, 2024	28,253,782	$1.32	$16,904,428	13,126,012	$8,768,445	-	$-	23,125,000	$0.20	$728,133	$26,401,006
Granted / vested	1,671,030	4.51	4,521,451	1,839,685	7,394,757	2,345,000	1,439,745	-	-	-	13,355,953
Exercised	(9,237,595)	1.14	(6,432,505)	(637,500)	(6,908,083)	(112,500)	(216,250)	(3,125,000)	0.23	(141,785)	(13,698,623)
Expired / cancelled	(950,000)	3.77	(940,420)	(4,435,755)	(145,850)	-	-	-	-	-	(1,086,270)
December 31, 2025	19,737,217	$1.54	$14,052,954	9,892,442	$9,109,269	2,232,500	$1,223,495	20,000,000	$-	$586,348	$24,972,066

Stock option plan

The Company has an ownership-based compensation scheme for executives and employees. In accordance with the terms of the plan, as approved by shareholders at a previous annual general meeting, officers, directors and consultants of the Company may be granted options to purchase common shares with the exercise prices determined at the time of grant. The Company has adopted a Floating Stock Option Plan (the “Plan”), whereby the number of common shares reserved for issuance under the Plan is equivalent of up to 10% of the issued and outstanding shares of the Company from time to time.

Each employee share option converts into one common share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

On January 6, 2025, the Company granted 100,000 stock options to an officer of the Company to purchase common shares of the Company for the price of CAD$4.59 for a period of five years from the date of grant. The options shall vest in four equal instalments every month such that all options shall fully vests on the date that is 4 months from the date of grant. These options have an estimated grant date fair value of $304,449 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 151%; risk-free interest rate of 2.96%; and an expected average life of 5 years.

On January 28, 2025, the Company granted 1,200,000 stock options to various consultants of the Company to purchase common shares of the Company for the price of CAD$4.52 for a period of five years from the date of grant. The options shall vest in four equal instalments every three months such that all options shall fully vests on the date that is 12 months from the date of grant. These options have an estimated grant date fair value of $3,591,500 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 150%; risk-free interest rate of 2.89%; and an expected average life of 5 years.

On May 26, 2025, the Company granted 50,304 stock options to an officer of the Company to purchase common shares of the Company for the price of CAD$4.97 for a period of five years from the date of grant. The options shall vest in 12 equal instalments every month commencing one month from the grant date and upon completion of certain performance conditions. The performance conditions have not been met as of December 31, 2025 and as such, none of the options have vested. These options have an estimated grant date fair value of $162,653 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 143%; risk-free interest rate of 2.92%; and an expected average life of 5 years.

On May 26, 2025, the Company granted 50,304 stock options to an officer of the Company to purchase common shares of the Company for the price of CAD$4.97 for a period of five years from the date of grant. The options shall vest in 12 equal instalments every month such that all options shall fully vest on the date that is 12 months from the date of grant.

These options have an estimated grant date fair value of $162,653 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 143%; risk-free interest rate of 2.92%; and an expected average life of 5 years.

On May 26, 2025, the Company granted 70,422 stock options to a consultant of the Company to purchase common shares of the Company for the price of CAD$4.97 for a period of five years from the date of grant. The options shall vest in four equal instalments every three month such that all options shall fully vest on the date that is 12 months from the date of grant. These options have an estimated grant date fair value of $227,702 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 143%; risk-free interest rate of 2.92%; and an expected average life of 5 years.

On July 11, 2025, the Company granted 200,000 stock options to a consultant of the Company to purchase common shares of the Company for the price of CAD$4.00 for a period of five years from the date of grant. The options shall vest in 12 months from the date of grant. These options have an estimated grant date fair value of $523,906 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 143%; risk-free interest rate of 3.03%; and an expected average life of 5 years.

On March 12, 2024, the Company granted 125,000 stock options to a consultant of the Company to purchase common shares of the Company for the price of CAD$0.69 for a period of five years from the date of grant. The options shall vest in four equal instalments every three months such that all options shall fully vest on the date that is 12 months from the date of grant. These options have an estimated grant date fair value of $58,646 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 149.1%; risk-free interest rate of 3.71%; and an expected average life of 5 years.

On April 23, 2024, the Company granted 250,000 stock options to a consultant of the Company to purchase common shares of the Company for the price of CAD$0.77 for a period of five years from the date of grant. The options shall vest in four equal instalments every three months such that all options shall fully vest on the date that is 12 months from the date of grant. These options have an estimated grant date fair value of $120,370 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 154.3%; risk-free interest rate of 3.79%; and an expected average life of 5 years.

On May 1, 2024, the Company granted 250,000 stock options to a consultant of the Company to purchase common shares of the Company for the price of CAD$0.77 for a period of five years from the date of grant. The options shall vest in four equal instalments every three months such that all options shall fully vest on the date that is 12 months from the date of grant. These options have an estimated grant date fair value of $127,463 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 154.3%; risk-free interest rate of 3.63%; and an expected average life of 5 years.

On May 21, 2024, the Company granted 200,000 stock options to a consultant of the Company to purchase common shares of the Company for the price of CAD$1.03 for a period of five years from the date of grant. The options shall vest in four equal instalments every three months such that all options shall fully vest on the date that is 12 months from the date of grant. These options have an estimated grant date fair value of $140,309 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 154.3%; risk-free interest rate of 3.79%; and an expected average life of 5 years.

On June 4, 2024, the Company granted 4,000,000 stock options to a company controlled by management of Valour Inc. to purchase common shares of the Company for the price of CAD$1.26 for a period of five years from the date of grant. The options shall vest in four equal instalments every three months such that all options shall fully vest on the date that is 12 months from the date of grant. These options have an estimated grant date fair value of $3,432,925 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 154.5%; risk-free interest rate of 4.08%; and an expected average life of 5 years.

On July 29, 2024, the Company granted 3,667,187 stock options to a company controlled by management to purchase common shares of the Company for the price of CAD$2.17 for a period of five years from the date of grant. The options shall vest (a) on December 31, 2024 and (b) upon a company controlled by management having entered into a contract with an employee or consultant of the Corporation or its subsidiaries to transfer the underlying shares subject to the option, subject to performance hurdles. These options have an estimated grant date fair value of $6,000,617 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 156.0%; risk-free interest rate of 3.20%; and an expected average life of 5 years. No agreement had been entered as at December 31, 2025 and as such, the options have not vested.

On November 4, 2024, the Company granted 46,500 stock options to employees of the company. to purchase common shares of the Company for the price of CAD$2.28 for a period of five years from the date of grant. The options shall vest in four equal instalments every three months such that all options shall fully vest on the date that is 12 months from the date of grant. These options have an estimated grant date fair value of $72,368 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 150%; risk-free interest rate of 3.04%; and an expected average life of 5 years.

On November 4, 2024, the Company granted 100,000 stock options to a consultant of the company to purchase common shares of the Company for the price of CAD$2.28 for a period of five years from the date of grant. The options shall vest in four equal instalments every month such that all options shall fully vest on the date that is four months from the date of grant. These options have an estimated grant date fair value of $155,335 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 150%; risk-free interest rate of 3.04%; and an expected average life of 5 years.

On December 6, 2024, the Company granted 35,000 stock options to a consultant of the company to purchase common shares of the Company for the price of CAD$4.50 for a period of five years from the date of grant. The options shall vest in four equal instalments every three months such that all options shall fully vest on the date that is 12 months from the date of grant. These options have an estimated grant date fair value of $124,892 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 151%; risk-free interest rate of 2.81%; and an expected average life of 5 years.

On December 6, 2024, the Company granted 100,000 stock options to a consultant of the company to purchase common shares of the Company for the price of CAD$4.50 for a period of five years from the date of grant. The options shall vest in four equal instalments every month such that all options shall fully vests on the date that is four months from the date of grant. These options have an estimated grant date fair value of $356,834 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 151%; risk-free interest rate of 2.81%; and an expected average life of 5 years.

On December 6, 2024, the Company granted 500,000 stock options to a consultant of the company to purchase common shares of the Company for the price of CAD$4.50 for a period of five years from the date of grant. The options were to vest upon the closing of a merger and acquisition transaction by the Company with a Target Company as described in a finder agreement between the Company and the consultant. These options have an estimated grant date fair value of $1,784,168 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 151%; risk-free interest rate of 2.81%; and an expected average life of 5 years. The merger and acquisition transaction did not close within the prescribed timeline of the finder agreement and as such, the options were cancelled during the year ended December 31, 2025.

The Company recorded $5,600,819 of share-based payments related to stock options during the year ended December 31, 2025 (year ended December 31, 2024 - $4,521,451).

The following stock options were outstanding at December 31, 2025:

Number outstanding	Number exercisable	Grant date	Expiry date	Exercise price	Vested fair value at reporting date	Grant date share price (CAD)	Expected volatility	Expected life (yrs)	Expected dividend yield	Risk-free interest rate
-	-	16-Nov-20	16-Nov-25	$0.09	-	$0.09	139%	5	0%	0.46%
325,000	325,000	22-Mar-21	22-Mar-26	$1.58	474,537	$2.12	146%	5	0%	0.99%
920,000	920,000	09-Apr-21	09-Apr-26	$1.58	1,120,241	$1.78	145%	5	0%	0.95%
700,000	700,000	18-May-21	18-May-26	$1.22	83,230	$1.25	146%	5	0%	0.95%
400,000	400,000	18-May-21	18-May-26	$1.22	832,151	$1.25	146%	5	0%	0.95%
500,000	500,000	13-Aug-21	13-Aug-26	$1.58	469,962	$1.43	144%	5	0%	0.84%
210,000	210,000	13-Oct-21	13-Oct-26	$2.10	292,262	$2.10	144%	5	0%	1.27%
500,000	500,000	09-Nov-21	09-Nov-26	$3.92	478,839	$3.92	144%	5	0%	1.37%
500,000	500,000	09-May-22	09-May-27	$2.00	437,859	$1.34	146%	5	0%	2.76%
500,000	500,000	20-May-22	20-May-27	$1.00	247,278	$0.75	147%	5	0%	2.70%
500,000	500,000	17-Oct-22	17-Oct-27	$0.17	55,736	$0.17	150%	5	0%	3.60%
500,000	500,000	24-Nov-23	24-Nov-28	$0.29	102,077	$0.29	152%	5	0%	3.83%
4,500,000	4,500,000	04-Dec-23	04-Dec-28	$0.45	1,599,727	$0.45	152%	5	0%	3.54%
100,000	100,000	12-Mar-24	12-Mar-29	$0.69	47,089	$0.69	154%	5	0%	3.47%
62,500	62,500	23-Apr-24	23-Apr-29	$0.77	30,202	$0.77	154%	5	0%	3.79%
250,000	250,000	01-May-24	01-May-29	$0.77	127,929	$0.77	154%	5	0%	3.63%
4,000,000	4,000,000	04-Jun-24	04-Jun-29	$1.26	3,445,474	$1.26	155%	5	0%	4.08%
3,667,187	-	29-Jul-24	29-Jul-29	$2.17	-	$2.39	156%	5	0%	3.20%
100,000	75,000	04-Nov-24	04-Nov-29	$2.28	155,335	$2.30	150%	5	0%	3.04%
46,500	46,500	04-Nov-24	04-Nov-29	$2.28	72,368	$2.30	150%	5	0%	3.04%
100,000	75,000	06-Dec-24	06-Dec-29	$4.50	355,534	$5.24	151%	5	0%	2.81%
35,000	35,000	06-Dec-24	06-Dec-29	$4.50	124,892	$5.24	151%	5	0%	2.81%
100,000	100,000	06-Jan-25	06-Jan-30	$4.59	304,449	$4.59	151%	5	0%	2.96%
850,000	637,500	28-Jan-25	28-Jan-30	$4.52	2,465,004	$4.52	150%	5	0%	2.89%
50,304	29,344	26-May-25	26-May-30	$4.97	144,510	$4.97	143%	5	0%	2.92%
50,304	29,344	26-May-25	26-May-30	$4.97	144,510	$4.97	143%	5	0%	2.92%
70,422	35,211	26-May-25	26-May-30	$4.97	193,176	$4.97	143%	5	0%	2.92%
200,000	-	11-Jul-25	11-Jul-30	$4.00	248,583	$4.00	143%	5	0%	3.03%
19,737,217	15,530,399				14,052,954

The weighted average remaining contractual life of the options exercisable at December 31, 2025 was 2.70 years (December 31, 2024 – 3.04 years).

Warrants

As at December 31, 2025, the Company had share purchase warrants outstanding as follows:

	Number outstanding & exercisable	Grant date	Expiry date	Exercise price	Fair Value	Grant date share price (CAD)	Expected volatility	Expected life (yrs)	Expected dividend yield	Risk-free interest rate
Warrants	20,000,000	06-Nov-23	06-Nov-28	$0.20	591,881	$0.17	151.9%	5	0%	3.87%
Warrant issue costs					(5,533)
	20,000,000				586,348

See Note 14 for warrant liability.

Deferred Share Units Plan (DSUs)

In August 2025, the Company adopted the Omnibus Plan. Eligible participants of the Omnibus Plan include any director, officer, employee or consultant of the Company. The Board fixes the vesting terms it deems appropriate when granting DSUs. The number of DSUs that may be granted under the Omnibus Plan may not exceed 5% of the total issued and outstanding Common Shares at the time of grant. The grant date fair value of DSUs is based on the share price on the grant date, unless stated otherwise.

On January 6, 2025, the Company granted 100,000 DSUs to an officer of the Company. These DSUs have a grant day fair value of $330,000 and vest in three equal installments every year, with the first installment vesting one year from the grant date.

On January 28, 2025, the Company granted 1,400,000 DSUs to an officer of the Company. These DSUs have a grant day fair value of $4,553,000 and vest in three equal installments every year, with the first installment vesting one year from the grant date.

On May 26, 2025, the Company granted 35,000 DSUs to consultants of the Company. These DSUs have a grant day fair value of $125,165 and vest in one year from the date of grant.

On May 26, 2025, the Company granted 200,000 DSUs to a consultant of the Company. These DSUs have a grant day fair value of $715,000 and vested on completion of certain performance conditions. These conditions were met during the year ended December 31, 2025 and as such, the DSUs vested during this period.

On May 26, 2025, the Company granted 60,362 DSUs to a consultant of the Company. These DSUs have a grant day fair value of $216,000 and vest in four equal installments every six months, with the first installment vesting six months from the grant date.

On July 11, 2025, the Company granted 44,323 DSUs to a consultant of the Company. These DSUs have a grant day fair value of $128,000 and vest in four equal installments every six months, with the first installment vesting six months from the grant date.

On May 21, 2024, the Company granted 200,000 DSUs to a consultant of the Company. These DSUs have a grant day fair value of CAD$174,000 and vest in in 12 months from the grant day.

On July 29, 2024, the Company granted 475,000 DSUs to officers and directors of the Company. These DSUs have a grant date fair value of $832,000 and vest in four equal installments every six months following the grant date, with the first installment vesting six months after the grant date.

On September 24, 2024, the Company granted 1,125,000 DSUs to officers and consultants of the Company. These DSUs have a grant day fair value of $2,433,000 and vest in four equal installments every six months, with the first instalment vesting on the date that is three months from the grant day.

On November 4, 2024, the Company granted 100,000 DSUs to a consultant of the Company. These DSUs have a grant day fair value of $154,000 and vest in four equal installments every month, with the first instalment vesting on the date that is one month from the grant day.

On November 21, 2024, the Company granted 950,000 DSUs to consultants of the Company. These DSUs have a grant day fair value of $2,478,000 and vest immediately

On December 6, 2024, the Company granted 100,000 DSUs to a consultant of the Company. These DSUs have a grant day fair value of $384,000 and vest in four equal installments every month, with the first instalment vesting on the date that is one month from the grant day.

On December 6, 2024, the Company granted 500,000 DSUs to a consultant of the Company. These DSUs have a grant day fair value of $1,920,000 and vest upon the closing of a merger and acquisition transaction by the Company with a Target Company as described in a finder agreement between the Company and the consultant. The merger and acquisition transaction did not close within the prescribed timeline of the finder agreement and as such, the DSUs were cancelled during the year ended December 31, 2025.

The Company recorded $7,423,790 in share-based compensation related to DSUs during the year ended December 31, 2025 (year ended December 31, 2024 - $7,394,757).

Restricted Share Units Plan (RSUs)

On May 20, 2025, the Company adopted the Omnibus Plan, which allows for the issuance of RSUs. Eligible participants of the plan include any director, officer, employee or consultant of the Company. The Board fixes the vesting terms it deems appropriate when granting RSUs. The number of RSUs that may be granted under the Omnibus Plan may not exceed 5% of the total issued and outstanding Common Shares at the time of grant. The grant date fair value of DSUs is based on the share price on the grant date, unless stated otherwise.

On October 16, 2025, the Company granted 500,000 RSUs to consultants of the Company. These RSUs have a grant date fair value of $500,000 and vest in eight equal installments every three months following the grant date, with the first installment vesting on the grant date.

On October 16, 2025, the Company granted 500,000 RSUs to consultants of the Company. These RSUs have a grant date fair value of $500,000 and vest on the closing price of the Company’s common shares hitting a specified price. The Company used a Monte Carlo simulation to determine the fair value of these RSUs. The awards were fair valued using the Monte Carlo simulation with the assumptions of a risk free rate of 2.4%, expected volatility of 130.0%, a random variable of nil, a dividend yield of 0.0% and a term of 3.16 years. These RSUs have not vested as of December 31, 2025.

On November 5, 2025, the Company granted 695,000 RSUs to consultants and officers of the Company. These RSUs have a grant date fair value of $1,216,250 and vest in eight equal installments every three months following the grant date, with the first installment vesting on the grant date.

On November 5, 2025, the Company granted 300,000 RSUs to an officer of the Company. These RSUs have a grant date fair value of $525,000 and vest in four equal installments every three months following the grant date, with the first installment vesting on the grant date.

On November 28, 2025, the Company granted 150,000 RSUs to a consultant of the Company. These RSUs have a grant date fair value of $262,500, with 50,000 RSUs vesting immediately and the remaining 150,000 RSUs vesting six months from the grant date.

Performance Share Units Plan (PSUs)

On May 20, 2025, the Company adopted the share incentive plan, which allows for the issuance of PSUs. Eligible participants of the share incentive plan include any director, officer, employee or consultant of the Company. The Board fixes the vesting terms it deems appropriate when granting PSUs. The number of PSUs that may be granted under the share incentive plan may not exceed 5% of the total issued and outstanding Common Shares at the time of grant.

On October 30, 2025, the Company granted 2,000,000 PSUs to an officer of the Company. These PSUs have a grant date fair value of $3,580,000 and vest when the Company hits specific milestones. As at December 31, 2025, these milestones have not been achieved and no amount has been expensed in relation to this grant. These PSUs will be cash settled with the officer and as such, have been recorded as an accrue liability and have not been included in share-based payment reserve at December 31, 2025.

On October 30, 2025, the Company granted 2,000,000 PSUs to an officer of the Company. These PSUs have a grant date fair value of $3,580,000 and vest in four equal installments every three months following the grant date, with the first installment vesting three months from the grant date. These PSUs will be cash settled with the officer and as such, have been recorded as an accrue liability and have not been included in share-based payment reserve at December 31, 2025.

On November 5, 2025, the Company granted 200,000 PSUs to an officer of the Company. These PSUs have a grant date fair value of $151,000 and vest in four equal installments every four months following the grant date, with the first installment vesting on the grant date.